PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2013	2014
Cost:

Computers and peripheral equipment	$1,420	$6,576
Office furniture and equipment	789	781
Leasehold improvements	69	87

	2,278	7,444
Accumulated depreciation:

Computers and peripheral equipment	1,323	5,565
Office furniture and equipment	631	627
Leasehold improvement	64	72

	2,018	6,264

Depreciated cost	$260	$1,180